Loss before taxation - Finance costs and Staff costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Interest expenses on lease liabilities	$ 127,024	$ 59,625	$ 205,915	$ 49,400	$ 64,107
Imputed interest on deferred consideration		22,329	22,235	9,513
Changes in the carrying amount of preference shares liabilities (note 15)	3,752,758	340,387	5,009,847
Interest on trade financing	59,709
Other interest expenses	83	15	33	654	5,283
Finance costs	3,939,574	422,356	5,238,030	59,567	69,390
Staff costs
Salaries, wages and other benefits	52,257,819	29,189,244	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	498,482	225,513	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,150,125	3,270,895	22,141,614	1,229,312	2,515,276
Staff costs	$ 74,906,426	$ 32,685,652	$ 99,326,544	$ 17,468,648	$ 9,828,907